NOTE 8 – RELATED PARTY FOUNDER’S SHARE ISSUANCES (Details Narrative)	12 Months Ended
Dec. 31, 2017 shares
Founders [Member]
Related Party Transaction [Line Items]
Issuance of Founders shares, Shares	175,000,000
Officer [Member]
Related Party Transaction [Line Items]
Issuance of Founders shares, Shares	80,000,000
Director [Member]
Related Party Transaction [Line Items]
Issuance of Founders shares, Shares	75,000,000
Outside Consultant [Member]
Related Party Transaction [Line Items]
Issuance of Founders shares, Shares	20,000,000